Notes on the Consolidated Balance Sheets - Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Reconciliation of changes in other provisions [abstract]
Balance, January 1,	€ 321
Balance - thereof non-current, January 1,	16
Balance - thereof current, January 1,	305
Utilization	(23)
Addition	236
Reclassifications	0
Currency translation	0
Balance, June 30,	534
Balance - thereof non-current, June 30,	16
Balance - thereof current, June 30,	518
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance, January 1,	321
Balance - thereof non-current, January 1,	16
Balance - thereof current, January 1,	305
Utilization	(23)
Addition	236
Reclassifications	0
Currency translation	0
Balance, June 30,	534
Balance - thereof non-current, June 30,	16
Balance - thereof current, June 30,	€ 518